Summary of Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease term or the estimated useful life
Buildings	$ 116,157		$ 71,009
Furniture and equipment	92,919		63,985
Leasehold improvements	206,328		165,397
Land	50,882		29,678
Total fixed assets	466,286		330,069
Accumulated depreciation and amortization	(125,910)		(92,912)
Fixed assets, net	$ 340,376	$ 346,044	$ 237,157
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	40 years
Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years
Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	10 years